Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
21.
Commitments and Contingencies

From time to time, we are involved in various legal proceedings, including product liability, intellectual property, stockholder matters, tax disputes, commercial disputes, employment matters, whistleblower and qui tam claims and investigations, governmental proceedings and investigations, and other legal matters that arise in the normal course of our business, including those described below. On a quarterly and annual basis, we review relevant information with respect to loss contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews. We establish liabilities for loss contingencies on an undiscounted basis when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the reasonable estimate of a known or probable loss is a range, and no amount within the range is a better estimate than any other, the minimum amount of the range is accrued. For matters where a loss is believed to be reasonably possible, but not probable, or if no reasonable estimate of known or probable loss is available, no accrual has been made.

When determining the estimated loss or range of loss, significant judgment is required. Estimates of probable losses resulting from litigation and other contingencies are inherently difficult to predict, particularly when the matters are in early procedural stages with incomplete facts or legal discovery, involve unsubstantiated or indeterminate claims for damages, and/or potentially involve penalties, fines or punitive damages. In addition to the matters described herein, we remain subject to the risk of future governmental, regulatory and legal actions. Governmental and regulatory actions may lead to product recalls, injunctions and other restrictions on our operations and monetary sanctions, which may include substantial civil or criminal penalties. Actions involving intellectual property could result in a loss of patent protection or the ability to market products, which could lead to significant sales reductions or cost increases, or otherwise materially affect the results of our operations.

We recognize litigation-related charges and gains in Selling, general and administrative expense on our consolidated statement of earnings. During the years ended December 31, 2023, 2022, and 2021, we recognized $21.6 million, $65.9 million and $201.0 million, respectively, of net litigation-related charges. At December 31, 2023 and 2022, accrued litigation liabilities were $244.1 million and $349.2 million, respectively. These litigation-related charges and accrued liabilities reflect all of our litigation-related contingencies and not just the matters discussed below. The ultimate cost of litigation could be materially different than the amount of the current estimates and accruals and could have a material adverse impact on our financial condition and results of operations.

Litigation

Durom Cup-related claims: On July 22, 2008, we temporarily suspended marketing and distribution of the Durom Cup in the U.S. Subsequently, a number of product liability lawsuits were filed against us in various U.S. and foreign jurisdictions. The plaintiffs seek damages for personal injury, and they generally allege that the Durom Cup contains defects that result in complications and revision of the device. We have settled the majority of these claims in the U.S., but other lawsuits are pending in various foreign jurisdictions and additional claims may be asserted in the future. The majority of claims outside the U.S. are pending in Germany, Netherlands and Italy.

We rely on significant estimates in determining the provisions for Durom Cup-related claims, including our estimate of the number of claims that we will receive and the average amount we will pay per claim. The actual number of claims and the actual amount we pay per claim may differ from our estimates. For various reasons, we cannot reasonably estimate the possible loss or range of loss that may result from Durom Cup-related claims in excess of the losses we have accrued. Although we are vigorously defending these lawsuits, their ultimate resolution is uncertain. We accrued a litigation-related charge in this matter based on an estimate of the reasonably possible loss, as discussed above.

Zimmer M/L Taper, M/L Taper with Kinectiv Technology, and Versys Femoral Head-related claims (“Metal Reaction” claims): We are a defendant in a number of product liability lawsuits relating to our M/L Taper and M/L Taper with Kinectiv Technology hip stems, and Versys Femoral Head implants. The plaintiffs seek damages for personal injury, alleging that defects in the products lead to corrosion at the head/stem junction resulting in, among other things, pain, inflammation and revision surgery.

The majority of the cases are consolidated in an MDL that was created on October 3, 2018 in the U.S. District Court for the Southern District of New York (In Re: Zimmer M/L Taper Hip Prosthesis or M/L Taper Hip Prosthesis with Kinectiv Technology and Versys Femoral Head Products Liability Litigation). Most of the cases in the MDL have been resolved. Other related cases are pending in various state and federal courts and in courts in Canada, and additional claims may be asserted in the future. Although we are vigorously defending these lawsuits, their ultimate resolution is uncertain. We accrued a litigation-related charge in this matter based on an estimate of the reasonably possible loss, as discussed above.

Biomet metal-on-metal hip implant claims: Biomet is a defendant in a number of product liability lawsuits relating to metal-on-metal hip implants, most of which involve the M2a-Magnum hip system. Cases were originally consolidated in an MDL in the U.S. District Court for the Northern District of Indiana (In Re: Biomet M2a Magnum Hip Implant Product Liability Litigation), but the majority of the claims in the U.S. have been settled. Trials may still occur in the future, and although each case will be tried on its particular facts, a verdict and subsequent final judgment for the plaintiff in one or more of these cases could have a substantial impact on our potential liability. Lawsuits are pending in various foreign jurisdictions and additional claims are expected to be asserted. We continue to refine our estimates of the potential liability to resolve the remaining claims and lawsuits. Although we are vigorously defending these lawsuits, their ultimate resolution is uncertain. We accrued a litigation-related charge in this matter based on an estimate of the reasonably possible loss, as discussed above.

Regulatory Matters, Government Investigations and Other Matters

FDA warning letter: In August 2018, we received a warning letter from the FDA related to observed non-conformities with current good manufacturing practice requirements of the Quality System Regulation (21 CFR Part 820) (“QSR”) at our legacy Biomet manufacturing facility in Warsaw, Indiana (this facility is sometimes referred to in this report as the “Warsaw North Campus”). On December 27, 2023, the FDA notified us that the warning letter relating to the Warsaw North Campus had been resolved.

FDA Form 483 inspectional observations: We are in the process of addressing various FDA Form 483 inspectional observations at certain of our manufacturing facilities. The ultimate outcome of these matters is presently uncertain. Any adverse regulatory action, depending on its magnitude, may restrict us from effectively manufacturing, marketing and selling our products and could have a material adverse effect on our business, financial condition and results of operations.

Other Contingencies

Indemnifications: As part of the ZimVie spinoff, we agreed to indemnify ZimVie for certain legal and tax matters. Our responsibilities for legal indemnification were subject to a maximum amount that has been met and paid as of December 31, 2023. For tax matters, our indemnification is related to tax periods prior to the spinoff and any tax liabilities that may be incurred as part of the spinoff. We have maintained accruals based upon an estimate of any possible tax indemnifications.

Contractual obligations: We have entered into development, distribution and other contractual arrangements that may result in future payments dependent upon various events such as the achievement of certain product R&D milestones, sales milestones, or, at our discretion, maintenance of exclusive rights to distribute a product. Since there is uncertainty on the timing or whether such payments will have to be made, they have not been recognized on our consolidated balance sheets. These estimated payments could range from $0 to approximately $440 million.